TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)
	Year ended December 31,
	2020	2021	2022

Current	$2,641	$2,181	$1,140
Deferred	(23)	8,828	1,306

	$2,618	$11,009	$2,446

Domestic (Israel)	$839	$8,844	$664
Foreign	1,779	2,165	1,782

	$2,618	$11,009	$2,446

Schedule of deferred income taxes
	December 31,
	2021	2022
Deferred tax assets:

Net operating loss carry forward	$64,353	$65,148
Temporary differences:
Allowance for credit loss	13,595	17,087
Research and development	6,003	6,092
Lease liabilities	4,975	3,891
Unrealized foreign exchange gains/losses	1,197	2,285
Vacation	539	591
Severance	1,012	1,090
Other	-	1,652

Deferred tax assets before valuation allowance	91,674	97,836
Valuation allowance	(86,191)	(93,529)

Deferred tax assets	5,483	4,307

Deferred tax liabilities:
Property and equipment, net	(315)	(145)
Right-of-use lease assets	(4,609)	(4,140)
Unrealized foreign exchange gains/losses	(303)	-
Other	(256)	(22)

Deferred tax asset, net	$-	$-

Schedule of income (loss) before taxes

	Year ended December 31,
	2020	2021	2022

Domestic	$(24,192)	$(5,430)	$(20,850)
Foreign	10,697	1,611	3,607

	$(13,495)	$(3,819)	$(17,243)

Schedule of income tax reconciliation
	Year ended December 31,
	2020	2021	2022
Income (loss) before taxes as reported in the consolidated statements of operations	$(13,495)	$(3,819)	$(17,243)

Statutory tax rate	23%	23%	23%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$(3,104)	$(878)	$(3,966)
Non-deductible expenses and other permanent differences	(111)	(1,602)	265
Non-deductible expenses related to employee stock options	383	590	819
Deferred tax assets on losses and other temporary differences for which valuation allowance was provided, net	5,318	12,326	5,378
Other	132	573	(50)

Actual tax expense (benefit)	$2,618	$11,009	$2,446

Schedule of changes in unrecognized tax benefits
	December 31,
	2021	2022

Beginning balance	$2,421	$2,367
Decreases in tax positions for prior years	(538)	(537)
Increases related to tax positions taken during prior years	59	132
Increase related to tax positions taken during the current year	425	330

Ending balance	$2,367	$2,291